Investments - Summary of Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Available-for-sale investments	€ 69,730	€ 82,912
Held-to-maturity investments	9,343	8,751
Loans and advances to customers	571,909	560,154
Loans and advances to banks	28,811	28,858	€ 29,988
Trading assets	116,748	114,504
Designated as at fair value through profit or loss	4,242	5,099
Financial assets at fair value through profit or loss	123,221	122,093
Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale investments	65,747	78,888
Held-to-maturity investments	9,343	8,751
Loans and advances to customers	5,099	7,471
Loans and advances to banks	265	952
Available-for-sale investments and Assets at amortised cost	80,454	96,062
Trading assets	7,477	9,863
Designated as at fair value through profit or loss	1,739	1,669
Financial assets at fair value through profit or loss	9,216	11,532
Debt securities in issue	€ 89,670	€ 107,594